Note 26 - Commitments and Contingencies - Minimum Contractual Purchase Commitments Obligation Payments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
2023	$ 23,137
2024	22,227
2025	13,362
2026	9,098
2027	1,635
Thereafter	1,635
Purchase Obligation, Total	$ 71,094